Securities, Amortized Cost and Fair Value of Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Amortized cost of Available-for-sale Securities by Contractual Maturity [Abstract]
Due in one year or less	$ 17,424
Due in one to five years	41,277
Due in five to ten years	0
Due after ten years	0
Agency mortgage-backed securities, residential	118,218
Amortized Cost	176,919	$ 202,825
Fair Value of Available-for-sale Securities by Contractual Maturity [Abstract]
Due in one year or less	17,257
Due in one to five years	38,917
Due in five to ten years	0
Due after ten years	0
Agency mortgage-backed securities, residential	106,084
Estimated Fair Value	162,258	184,074
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Due in one year or less	397
Due in one to five years	3,974
Due in five to ten years	1,490
Due after ten years	2,126
Agency mortgage-backed securities, residential	1
Amortized Cost	7,988	9,226
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Due in one year or less	392
Due in one to five years	3,780
Due in five to ten years	1,297
Due after ten years	1,920
Agency mortgage-backed securities, residential	1
Estimated Fair Value	$ 7,390	$ 8,460